Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of outstanding share purchase warrants [Abstract]
Number Outstanding, Balance	299,077	179,508
Weighted Average Exercise Price, Balance	$ 102.45	$ 54.15
Number Outstanding, Balance	5,278,535	299,077
Weighted Average Exercise Price, Balance	$ 5.74	$ 102.45
Number Outstanding, Exercised		(72,581)
Weighted Average Exercise Price, Exercised		$ 63.15
Number Outstanding, Expired	(186,586)	(32,830)
Weighted Average Exercise Price, Expired	$ 96.3	$ 63.15
Number Outstanding, Issued	5,166,044	224,979
Weighted Average Exercise Price, Issued	$ 3.42	$ 112.5